Share Capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital Explanatory
12. Share Capital

(a) Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b) Issued:

(i) In February 2017, the Company received regulatory approval for a normal course issuer bid to acquire up to 10.9 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid was effective on February 8, 2017 and terminated on February 7, 2018, or on such earlier date as the bid was completed. The actual number of common shares purchased under the bid and the timing of any such purchases was at the Company’s discretion. Purchases under the bid shall not exceed 86,128 common shares per day. The Company shall pay the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company will be cancelled. For the year ended December 31, 2017, the Company purchased 2.6 million shares for CAD$213,700 with an average price of CAD$0.08 per share, of which 2.5 million common shares have been cancelled and the remaining common shares were cancelled in February 2018. Subsequent to December 31, 2017, a further 86,000 common shares for CAD$6,450 were purchased at an average price of CAD$0.08 per share, all of which were cancelled in February 2018.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares at a fair value of CAD$0.10 per share. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares at a fair value of CAD$0.10 per share.

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. Finder fees were comprised of CAD$32,500 in cash and 250,000 warrants; each warrant is exercisable to acquire one non-flow through common share at an exercise price of CAD$0.15 per share until April 21, 2019.

(ii) In March 2016, the Company closed a private placement in two tranches totalling 22.7 million units at a price of CAD$0.09 per unit for gross proceeds of CAD$2.04 million with each unit comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.12 per share for a period of three years. On March 3, 2016, the Company closed the first tranche for 17.7 million units for gross proceeds of CAD$1.59 million. On March 14, 2016, the Company closed the second tranche for 5 million units for gross proceeds of CAD$449,500 with a finder’s fee of 311,111 units issued with the same terms as the underlying units in the private placement.

In September 2016, the Company issued 250,000 common shares at a value of CAD$0.10 per share to Eureka for the FG gold property (Note 9(a)(iii)).

In 2016, warrants for 1.31 million shares were exercised for proceeds of CAD$104,700 which included finder fee warrants for 58,333 shares with a fair value of US$2,000. In 2016, stock options for 1 million shares were exercised for proceeds of CAD$80,000 with fair values of US$54,300.

(iii) On September 21, 2015, the Company closed the first tranche of a private placement for 11.5 million units at a price of CAD$0.06 per unit for gross proceeds of CAD$690,000. Each unit was comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.08 per share until September 21, 2018. The Company paid CAD$36,200 in cash and issued 594,844 in warrants as finders’ fees. The finders’ fee warrants have the same terms as the underlying warrants in the unit private placement. On October 30, 2015, the Company closed the second tranche of a private placement for 1.67 million units at a price of CAD$0.06 per unit for gross proceeds of CAD$100,000 with Marlin Gold (Note 7(a)(i)). Each unit was comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.08 per share until October 30, 2018.

On September 24, 2015, the Company issued 2 million shares at a value of CAD$0.07 in settlement of partial salaries owed to certain officers and fees owed to certain directors in which the latter also forgave a certain portion of outstanding directors fees owed, resulting in a gain on debt settlement of $54,000.

On October 8, 2015, the Company entered into the Share Purchase Agreement with Marlin Gold which closed on October 30, 2015 whereby the Company issued 19 million common shares at a value of CAD$0.07 per share to Marlin Gold to acquire a 100% interest in Marlin Gold’s wholly-owned subsidiary, Oro Silver, which owns the El Compas project through its wholly-owned Mexican subsidiary, Minera Oro Silver (Note 7(a)(i)).

(c) Stock option plan:

The Company has a stock option plan that allows it to grant stock options to its directors, officers, employees, and consultants to acquire up to 44,261,695 common shares which was increased from 18,888,434 common shares at the Company’s Annual and Special Meeting held on June 2, 2017. The exercise price of each stock option cannot be lower than the last recorded sale of a board lot on the TSX during the trading day immediately preceding the date of granting or, if there was no such date, the high/low average price for the common shares on the TSX based on the last five trading days before the date of the grant. Stock options have a maximum term of ten years and terminate 30 days following the termination of the optionee’s employment, except in the case of death, in which case they terminate one year after the event. Vesting of stock options is made at the discretion of the board at the time the stock options are granted.

At the discretion of the board, certain stock option grants provide the holder the right to receive the number of common shares, valued at the quoted market price at the time of exercise of the stock options, that represent the share appreciation since granting the stock options.

The continuity of outstanding stock options for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year	16,445,000	$0.08	11,920,000	$0.08	10,130,000	$0.10
Granted	3,600,000	$0.10	8,010,000	$0.08	5,950,000	$0.06
Exercised	-	-	(1,000,000)	$0.08	-	-
Cancellation for share appreciation rights	(632,500)	$0.06	-	-	-	-
Forfeited	(18,750)	$0.10	(1,965,000)	$0.09	(245,000)	$0.11
Expired	(36,250)	$0.14	(520,000)	$0.10	(3,915,000)	$0.12
Outstanding balance, end of year	19,357,500	$0.08	16,445,000	$0.08	11,920,000	$0.08

Exercise price range		$0.06 - $0.10		$0.05 - $0.145		$0.05 - $0.145

The following table summarizes information about stock options exercisable and outstanding at December 31, 2017 and 2016:

	Options Outstanding			Options Exercisable
		Weighted Average	Weighted		Weighted Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual Life	Exercise	Number	Contractual Life	Exercise
Prices	Outstanding at	(Number of	Prices	Exercisable at	(Number of	Prices
(CAD$)	Dec 31, 2017	Years)	(CAD$)	Dec 31, 2017	Years)	(CAD$)

$0.08	1,400,000	0.48	$0.08	1,400,000	0.48	$0.08
$0.10	3,600,000	1.54	$0.10	3,600,000	1.54	$0.10
$0.06	5,312,500	2.94	$0.06	5,312,500	2.94	$0.06
$0.08	5,470,000	3.52	$0.08	2,410,000	3.52	$0.08
$0.10	3,075,000	4.42	$0.10	1,537,500	4.42	$0.10
$0.09	500,000	4.70	$0.09	125,000	4.70	$0.09
	19,357,500	2.94	$0.08	14,385,000	2.62	$0.08

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2016	(Number of Years)	(CAD$)	Dec 31, 2016	(Number of Years)	(CAD$)

$0.145	30,000	0.46	$0.145	30,000	0.46	$0.145
$0.08	1,425,000	1.48	$0.08	1,425,000	1.48	$0.08
$0.05	500,000	2.04	$0.05	500,000	2.04	$0.05
$0.10	3,650,000	2.54	$0.10	3,650,000	2.54	$0.10
$0.06	5,350,000	3.94	$0.06	4,012,500	3.94	$0.06
$0.08	5,490,000	4.51	$0.08	810,000	4.51	$0.08
	16,445,000	3.54	$0.08	10,427,500	3.06	$0.08

During the year ended December 31, 2017, the Company recognized share-based payments of $366,000 (2016 - $301,000 and 2015 - $161,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the period. Share-based payments are segregated between directors and officers, employees and consultants, as applicable, as follows:

	December 31,
	2017	2016	2015

Directors and officers	$351	$245	$153
Employees	15	2	8
Consultants	-	54	-
	$366	$301	$161

The weighted average fair value of stock options granted and the weighted average assumptions used to calculate share-based payments for stock option grants are estimated using the Black-Scholes option pricing model as follows:

	2017	2016	2015

Number of stock options granted	3,600,000	8,010,000	5,950,000
Fair value of stock options granted (CAD$)	$0.08	$0.07	$0.05

Market price of shares on grant date (CAD$)	$0.10	$0.09	$0.06
Pre-vest forfeiture rate	15.41%	15.99%	19.64%
Risk-free interest rate	0.95%	0.55%	0.75%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	134%	140%	140%
Expected option life in years	4.03	4.42	4.24

Expected stock price volatility is based on the historical price volatility of the Company’s common shares.

In May 2015, certain directors and officers of the Company cancelled 3,360,000 stock options with exercise prices ranging from CAD$0.10 to CAD$0.145 and expiry dates ranging from September 2015 to June 2017.

In December 2015, the Company granted 5,950,000 stock options to directors, officers and employees with an exercise price of CAD$0.06 and an expiry date of December 8, 2020, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter.

In fiscal 2016, the Company granted the following stock options:

-	3,260,000 stock options to directors, officers and employees with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;
-	3,000,000 stock options to a director, officers and a consultant with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which shall vest only when the Company closes a material transaction or at the discretion of the Company’s Board of Directors;
-	1,000,000 stock options to consultants with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which fully vested on grant date; and
-	750,000 stock options to a consultant with an exercise price of CAD$0.11 and an expiry date of September 21, 2021, and which fully vest on December 20, 2016.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares.

On June 2, 2017, the Company’s Board of Directors provided for the full vesting of 2.25 million performance based stock options which were granted in July 2016 and which have an exercise price of CAD$0.08 and an expiry date of July 7, 2021.

In fiscal 2017, the Company granted the following stock options:

-	3,100,000 stock options to directors, officers and employees with an exercise price of CAD$0.10 and an expiry date of June 2, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;
-	500,000 stock options to an employee with an exercise price of CAD$0.09 and an expiry date of September 13, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;

(d) Warrants:

At December 31, 2017, the Company had outstanding warrants as follows:

Exercise Prices		Outstanding at December 31,				Outstanding at December 31,
(CAD$)	Expiry Dates	2016	Issued	Exercised	Expired	2017

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725	-	-	-	60,725

$0.08	September 21, 2018	5,332,776	-	-	-	5,332,776

$0.08	September 21, 2018 (4)	536,511	-	-	-	536,511

$0.12	March 3, 2019	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	-	250,000	-	-	250,000
		36,356,139	250,000	-	(401,250)	36,204,889

(1)	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2)	As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3)	As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4)	As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6)	As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7)	On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018.

At December 31, 2016, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2015	Issued	Exercised	Expired	2016

$0.20	January 11, 2016 (1)	600,000	-	-	(600,000)	-

$0.20	January 18, 2016 (1)	1,000,000	-	-	(1,000,000)	-

$0.10	January 31, 2016	550,000	-	-	(550,000)	-

$0.10	July 31, 2017 (2)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (2)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (2), (3)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (2)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (2), (4)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	(2,500,000)	-

$0.08	September 21, 2018	5,749,443	-	(416,667)	-	5,332,776

$0.08	September 21, 2018 (5)	594,844	-	(58,333)	-	536,511

$0.08	October 30, 2018	833,333	-	(833,333)	-	-

$0.12	March 3, 2019	-	8,852,576	-	-	8,852,576

$0.12	March 14, 2019	-	2,497,222	-	-	2,497,222

$0.12	March 14, 2019 (6)	-	155,556	-	-	155,556
		30,809,118	11,505,354	(1,308,333)	(4,650,000)	36,356,139

(1)	The warrants were subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice.

(2)	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(3)	As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4)	As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(5)	As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(6)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

At December 31, 2015, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2014	Issued	Exercised	Expired	2015

$0.20	September 28, 2015 (1)	11,300,000	-	-	(11,300,000)	-

$0.20	September 28, 2015 (1), (2)	904,000	-	-	(904,000)	-

$0.20	December 19, 2015 (1)	4,500,000	-	-	(4,500,000)	-

$0.20	January 11, 2016 (1)	600,000	-	-	-	600,000

$0.20	January 18, 2016 (1)	1,000,000	-	-	-	1,000,000

$0.10	January 31, 2016	550,000	-	-	-	550,000

$0.10	July 31, 2017 (3)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (3)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (3), (4)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (3)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (3), (5)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	-	2,500,000

$0.08	September 21, 2018	-	5,749,443	-	-	5,749,443

$0.08	September 21, 2018 (6)	-	594,844	-	-	594,844

$0.08	October 30, 2018	-	833,333	-	-	833,333
		40,335,498	7,177,620	-	(16,704,000)	30,809,118

(1)	The warrants are subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice.

(2)	As these warrants are agent’s warrants, a fair value of $97,470 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 107%, risk-free rate 1.14%, expected life 3 years, and expected dividend yield 0%.

(3)	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(4)	As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(5)	As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(6)	As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(e) Basic and diluted (loss) earnings per share:

The calculation of basic and diluted (loss) earnings per share for the relevant periods is based on the following:

	December 31,
	2017	2016	2015

Basic weighted average number of common shares outstanding	218,473,845	211,483,671	164,670,698
Effect of dilutive securities	-	1,190,625	-
Diluted weighted average number of common shares outstanding	218,473,845	212,674,296	164,670,698

(f) Common shares reserved for issuance:

	Number of Shares
	December 31,
	2017	2016	2015

Stock options (Note 12(c))	19,357,500	16,445,000	11,920,000
Warrants (Note 12(d))	36,204,889	36,356,139	30,809,118
Balance	55,562,389	52,801,139	42,729,118

(g) Shareholder rights plan:

On May 31, 2005, the shareholders of the Company approved a shareholder rights plan (the “Plan”) that became effective on April 30, 2005. The Plan was intended to ensure that any entity seeking to acquire control of the Company makes an offer that represents fair value to all shareholders and provided the board of directors with sufficient time to assess and evaluate the offer, to permit competing bids to emerge, and, as appropriate, to explore and develop alternatives to maximize value for shareholders. Under the Plan, each shareholder at the time of the Plan’s adoption was issued one Right for each common share of the Company held. Each Right entitled the registered holder thereof, except for certain “Acquiring Persons” (as defined in the Plan), to purchase from treasury one common share at a 50% discount to the prevailing market price, subject to certain adjustments intended to prevent dilution. The Rights were exercisable after the occurrence of specified events set out in the Plan generally related to when a person, together with affiliated or associated persons, acquires, or makes a take-over bid to acquire, beneficial ownership of 20% or more of the outstanding common shares of the Company. The Rights expired on April 30, 2015.